SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw material	$ 38,713	$ 42,586	$ 22,885
Finished goods	5,485	7,260	4,242
Total inventory	$ 44,198	$ 49,846	$ 27,127